As filed with the Securities and Exchange Commission on November 28, 2016

Registration No.             333- 186031

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 8	☒

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 247	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 12, 2016 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 8 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 247 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 12, 2016, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 7 on September 30, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 7 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of November, 2016.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Mark W. Mullin	Director and Chairman of the Board	November 28, 2016

* Jason Orlandi	Director, Executive Vice President, Secretary and General Counsel	November 28, 2016

* David Schulz	Director, Chief Tax Officer and Senior Vice President	November 28, 2016

* Eric Martin	Corporate Controller and Senior Vice President	November 28, 2016

* Blake S. Bostwick	Director and President	November 28, 2016

* C. Michiel van Katwijk	Director, Executive Vice President Chief Financial Officer and Treasurer	November 28, 2016

/s/Alison Ryan Alison Ryan	Vice President	November 28, 2016

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.